DERIVATIVE CONTRACTS (Tables)	12 Months Ended
Dec. 31, 2024
DERIVATIVE CONTRACTS
Schedule of derivative contracts

	Ounces	Fair value
At January 1, 2024	—	$—
New contracts entered into	144,887	—
Mark to market adjustments recognized	—	3,138
At December 31, 2024	144,887	$3,138

Schedule of gold forward contracts as both assets and as liabilities

Fair value
Presented as current assets	$2,518
Presented as non-current assets	869
Presented as non-current liabilities	(249)
$3,138